Income taxes	12 Months Ended
Nov. 30, 2022
Income taxes
Income taxes

16. Income taxes

The Company files Canadian income tax returns for its Canadian operations. Separate income tax returns are filed as locally required.

The total provision for income taxes differs from the amount which would be computed by applying the Canadian income tax rate to loss before income taxes. The reasons for these differences are as follows:

	November 30,	November 30,	November 30,
	2022	2021	2020
	%	%	%
Statutory income tax rate	26.5	26.5	26.5
	$	$	$

Statutory income tax recovery	(765,070)	(1,393,726)	(889,905)
Increase (decrease) in income taxes
Non-deductible expenses/
non-taxable income	(41,921)	53,470	47,287
Change in valuation allowance	815,181	540,925	843,877
Financing costs booked to equity	-	(10,128)	-
Difference in foreign tax rates	(2,844)	(98)	-
Tax loss expired and other	(9)	695,370	(9,069)
Global intangible low-taxed income (GILTI)	-	-	40,643
Income tax expense (recovery)	5,337	(114,187)	-

The Company's income tax expense (recovery) is allocated as follows:

Current tax expense	10,858	(20,333)	32,833
Deferred tax recovery	(5,521)	(93,854)	-

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities and certain carry-forward balances

Significant temporary differences and carry-forwards are as follows:

	November 30,	November 30,
	2022	2021
	$	$
Deferred tax assets
Non-capital loss carry-forwards	16,560,810	16,323,553
Book and tax basis differences
on assets and liabilities	1,582,397	1,527,791
Other	2,120,034	1,509,122
Investment tax credit	2,850,496	2,850,496
Undeducted research and
development expenditures	4,227,211	4,227,211
Capital loss carryforwards	318,915	318,915
Share issuance cost	6,077	227,253
	27,665,940	26,984,341
Deferred tax liabilities
Unrealized foreign exchange gain	(271,913)	(271,913)
Convertible debentures	-	(12,857)
	(271,913)	(284,770)

Valuation allowances for
deferred tax assets	(27,394,027)	(26,699,571)
Net deferred tax assets	-	-

Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

Movement in net deferred tax assets (liabilities):

	2022	2021
	$	$
Balance at the beginning of the year	-	-
Recognized in profit/loss	(5,521)	(93,854)
Recognized in shareholders' equity	5,521	93,854
Balance at the end of the year	-	-

At November 30, 2022, the Company had cumulative operating losses available to reduce future years’ income for income tax purposes:

Canadian income tax losses expiring
in the year ended November 30,	Federal

2029	614,200
2030	3,717,403
2031	6,154,180
2032	6,410,970
2033	4,984,768
2034	149,927
2035	2,634,823
2036	3,404,504
2037	4,328,444
2038	11,231,494
2039	9,891,661
2040	3,111,826
2041	4,968,817
2042	890,607
62,493,624

The Company has had no taxable income under the Federal and Provincial tax laws of Canada for the year ended November 30, 2022. The Company has non-capital loss carry-forwards at November 30, 2022, totaling $62,493,624 in Canada that must be offset against future taxable income. If not utilized, the loss carry-forwards will expire between 2029 and 2042.

At November 30, 2022, the Company had a cumulative carry-forward pool of Canadian Federal Scientific Research & Experimental Development expenditures in the amount of $15,951,739 (2021 - $15,951,739) which can be carried forward indefinitely.

At November 30, 2022, the Company had approximately $2,933,013 (2021 - $2,933,013) of unclaimed Investment Tax Credits which expire from 2025 to 2039. These credits are subject to a full valuation allowance as they are not more likely than not to be realized.

The net deferred tax assets have been fully offset by a valuation allowance because it is not more likely than not the Company will realize the benefit of these deferred tax assets. The Company does not have any recognized tax benefits as of November 30, 2022 or November 30, 2021.

The Company files unconsolidated federal income tax returns domestically and in foreign jurisdictions. The Company has open tax years from 2009 to 2021 with tax jurisdictions including Canada and the U.S. These open years contain certain matters that could be subject to differing interpretations of applicable tax laws and regulations, as they relate to amount, timing, or inclusion of revenues and expenses.

The Company had accrued interest and penalties as of November 30, 2022 of $38,673 (2021 - $Nil and 2020 - $Nil).